CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 12,407	$ 10,177	$ 23,455	$ 13,977	$ 32,958	$ 49,168
Accounts receivable, net	101,169	87,094		63,571
Prepaid expenses	5,889	5,731		6,969
Inventories	4,927	4,308		2,647
Other	4,457	6,025		2,313
Property and equipment, net	244,292	236,411		229,665
Goodwill	569,901	556,547		770,898
Intangible assets, net	45,809	42,393		85,236
Other assets	30,457	32,526		30,542
Accounts payable	39,402	27,748		21,888
Accrued expenses	53,923	42,596		35,765
Income taxes payable	5,484	5,310		5,994
Other long-term liabilities	23,142	22,659		15,981
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	1,025	1,025		1,025
Common stock, shares issued (in shares)	1,025	1,025		1,000
Common stock, shares outstanding (in shares)	1,025	1,025		1,000
Variable Interest Entities (VIEs)
Cash and cash equivalents	4,455	2,922		4,981
Accounts receivable, net	20,195	17,934		19,670
Prepaid expenses	608	414		376
Inventories	334	168		17
Other	901	756		851
Property and equipment, net	22,008	22,910		22,069
Goodwill	18,929	18,879		13,190
Intangible assets, net	1,346	1,363		792
Other assets	8,121	8,106		9,159
Accounts payable	2,365	2,282		3,385
Accrued expenses	2,805	2,471		3,127
Income taxes payable	(25)	31		0
Other long-term liabilities	$ 1,971	$ 1,874		$ 1,542